PROVISIONS - Estimated period to be canceled (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions	$ 1,102,671	$ 1,083,283	$ 1,227,171	$ 1,150,261
Not later than One Year
Disclosure of other provisions [line items]
Provisions	238,669	181,975
Later than one year
Disclosure of other provisions [line items]
Provisions	864,002	901,308
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions	192,526	217,689	229,193	247,529
Legal proceedings provision [member] | Not later than One Year
Disclosure of other provisions [line items]
Provisions	12,209	8,283
Legal proceedings provision [member] | Later than one year
Disclosure of other provisions [line items]
Provisions	180,317	209,406
Miscellaneous other provisions
Disclosure of other provisions [line items]
Provisions	910,145	865,594	$ 997,978	$ 902,732
Miscellaneous other provisions | Not later than One Year
Disclosure of other provisions [line items]
Provisions	226,460	173,692
Miscellaneous other provisions | Later than one year
Disclosure of other provisions [line items]
Provisions	$ 683,685	$ 691,902